Lease (Details Narrative) - USD ($)	1 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Lease
Incremental borrowing rate	7.50%
ROU lease asset	$ 952,521	$ 853,889	$ 933,145
Operating lease liability	$ 952,521	788,346
Operating lease liability current		45,903	38,072
Operating lease liability - noncurrent		$ 742,443	$ 841,623